Segmental analysis Revenue (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disclosure of operating segments [line items]
Revenue	£ 6,347	£ 6,684	[1]
UK Electricity Transmission [Member]
Disclosure of operating segments [line items]
Revenue	1,562
UK Gas Transmission [Member]
Disclosure of operating segments [line items]
Revenue	347
US Regulated [Member]
Disclosure of operating segments [line items]
Revenue	4,053
NG Ventures And Other [Member]
Disclosure of operating segments [line items]
Revenue	385
Operating segments [member] | UK Electricity Transmission [Member]
Disclosure of operating segments [line items]
Revenue including inter-segment revenue	1,574	2,076
Revenue	1,562
Operating segments [member] | UK Gas Transmission [Member]
Disclosure of operating segments [line items]
Revenue including inter-segment revenue	353	422
Revenue	347
Operating segments [member] | US Regulated [Member]
Disclosure of operating segments [line items]
Revenue including inter-segment revenue	4,053	3,799
Revenue	4,053
Unallocated amounts [member] | NG Ventures And Other [Member]
Disclosure of operating segments [line items]
Revenue including inter-segment revenue	387	407
Revenue	385
Unallocated amounts [member] | NG Ventures [Member]
Disclosure of operating segments [line items]
Revenue	294	294
Unallocated amounts [member] | UK Property Development [Member]
Disclosure of operating segments [line items]
Revenue	44	59
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue including inter-segment revenue	(20)	(20)
Country of domicile [member]
Disclosure of operating segments [line items]
Revenue	2,272	2,865
Foreign countries [member]
Disclosure of operating segments [line items]
Revenue	£ 4,075	£ 3,819

[1]	Comparatives have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 6).